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================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number                    811-01474
                                   ---------------------------------------------


                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Philip A. Taylor    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         --------------------

Date of reporting period:    10/31/06
                          -------------------

================================================================================

Item 1.  Schedule of Investments.

                                AIM DYNAMICS FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2006

                                        YOUR GOALS.
                                     OUR SOLUTIONS(R). (AIM INVESTMENTS(R) LOGO)

AIMINVESTMENTS.COM   I-DYN-QTR-1 10/06   A I M Advisors, Inc.

AIM DYNAMICS FUND

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.74%
ADVERTISING-1.16%
Clear Channel Outdoor Holdings, Inc. -Class A (a)       897,762   $   22,040,057
                                                                  --------------
AEROSPACE & DEFENSE-3.07%
Armor Holdings, Inc. (a)                                344,916       17,749,377
L-3 Communications Holdings, Inc.                        72,856        5,866,365
Precision Castparts Corp.                               507,067       34,510,980
                                                                  --------------
                                                                      58,126,722
                                                                  --------------
AGRICULTURAL PRODUCTS-1.36%
Bunge Ltd.                                              243,385       15,603,412
Corn Products International, Inc.                       280,236       10,141,741
                                                                  --------------
                                                                      25,745,153
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.11%
UTI Worldwide, Inc.                                     812,420       21,001,057
                                                                  --------------
ALTERNATIVE CARRIERS-1.93%
Level 3 Communications, Inc. (a)(b)                   2,848,922       15,070,797
Time Warner Telecom Inc. -Class A (a)                 1,082,900       21,593,026
                                                                  --------------
                                                                      36,663,823
                                                                  --------------
APPAREL RETAIL-1.11%
Abercrombie & Fitch Co. -Class A                        275,365       21,106,727
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.96%
Carter's, Inc. (a)                                      771,233       21,771,908
Coach, Inc. (a)                                         576,902       22,868,395
Polo Ralph Lauren Corp.                                 427,019       30,318,349
                                                                  --------------
                                                                      74,958,652
                                                                  --------------
APPLICATION SOFTWARE-4.88%
Amdocs Ltd. (a)                                         522,492       20,251,790
Cadence Design Systems, Inc. (a)                      1,097,551       19,602,261
Citrix Systems, Inc. (a)                                630,129       18,607,709
Hyperion Solutions Corp. (a)                            289,361       10,822,102
TIBCO Software Inc. (a)                               2,508,300       23,201,775
                                                                  --------------
                                                                      92,485,637
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.60%
AllianceBernstein Holding L.P.                          145,165       11,279,320
                                                                  --------------
BIOTECHNOLOGY-1.72%
Celgene Corp. (a) (c)                                   315,000       16,833,600
Genzyme Corp. (a)                                       233,000       15,729,830
                                                                  --------------
                                                                      32,563,430
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
BUILDING PRODUCTS-0.55%
NCI Building Systems, Inc. (a)                          173,438      $10,380,264
                                                                  --------------
CASINOS & GAMING-2.21%
Scientific Games Corp. -Class A (a)                     807,325       22,629,320
Station Casinos, Inc. (b)                               319,978       19,294,673
                                                                  --------------
                                                                      41,923,993
                                                                  --------------
COAL & CONSUMABLE FUELS-0.78%
Aventine Renewable Energy Holdings, Inc.(a)(d)          582,531       14,330,263
                                                                  --------------
Aventine Renewable Energy
   Holdings, Inc. (a)                                    16,000          393,600
                                                                  --------------
                                                                      14,723,863
                                                                  --------------
COMMUNICATIONS EQUIPMENT-1.11%
Polycom, Inc. (a)                                       568,667       15,581,476
Research In Motion Ltd.
   (Canada)(a)                                           46,132        5,419,587
                                                                  --------------
                                                                      21,001,063
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-2.00%
Logitech International S.A (Switzerland)(a)(e)          658,692       17,372,692
Network Appliance, Inc. (a)                             286,883       10,471,230
QLogic Corp. (a)                                        488,529       10,053,927
                                                                  --------------
                                                                      37,897,849
                                                                  --------------
CONSTRUCTION & ENGINEERING-1.13%
Foster Wheeler Ltd. (a)                                 477,242       21,452,028
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.60%
Joy Global Inc.                                         290,099       11,345,772
                                                                  --------------
CONSUMER ELECTRONICS-1.19%
Harman International Industries, Inc.                   221,090       22,628,561
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-2.22%
Alliance Data Systems Corp. (a)                         350,384       21,275,316
Fidelity National Information Services, Inc.            498,000       20,701,860
                                                                  --------------
                                                                      41,977,176
                                                                  --------------
DEPARTMENT STORES-0.99%
Nordstrom, Inc.                                         397,308       18,812,534
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.54%
Corrections Corp. of America (a)                        619,804       28,318,845
                                                                  --------------

AIM DYNAMICS FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-
   (CONTINUED)
IHS Inc. - Class A (a)                                  575,636   $   19,899,736
                                                                  --------------
                                                                      48,218,581
                                                                  --------------
DIVERSIFIED METALS & MINING-0.55%
Freeport-McMoRan Copper & Gold, Inc. -Class B           173,106       10,469,451
                                                                  --------------
DRUG RETAIL-1.30%
Shoppers Drug Mart Corp. (Canada)                       607,900       24,674,448
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.38%
Acuity Brands, Inc.                                     399,853       19,808,717
Cooper Industries, Ltd. -Class A                        283,302       25,341,364
                                                                  --------------
                                                                      45,150,081
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.20%
Amphenol Corp. -Class A                                 335,950       22,811,005
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.83%
Molex Inc. -Class A                                     529,332       15,641,761
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.99%
Schein (Henry), Inc. (a)                                377,615       18,763,689
                                                                  --------------
HEALTH CARE EQUIPMENT-1.46%
Hologic, Inc. (a)                                       372,899       17,955,087
Mentor Corp.                                            206,000        9,640,800
                                                                  --------------
                                                                      27,595,887
                                                                  --------------
HEALTH CARE FACILITIES-1.01%
Psychiatric Solutions, Inc. (a)                         577,569       19,175,291
                                                                  --------------
HEALTH CARE SERVICES-2.34%
Express Scripts, Inc. (a)                               282,064       17,973,118
HealthExtras, Inc. (a)                                  539,217       12,418,168
Healthways, Inc. (a)                                    330,000       13,975,500
                                                                  --------------
                                                                      44,366,786
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.99%
Cerner Corp. (a)                                        387,639       18,726,840
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-2.60%
Hilton Hotels Corp.                                     922,444       26,677,081
Starwood Hotels & Resorts Worldwide, Inc.               379,687       22,682,501
                                                                  --------------
                                                                      49,359,582
                                                                  --------------
HOUSEHOLD APPLIANCES-1.06%
Whirlpool Corp.                                         232,093       20,175,844
                                                                  --------------
HOUSEWARES & SPECIALTIES-1.39%
Jarden Corp. (a)(b)                                     733,748       26,400,253
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.01%
McDermott International, Inc. (a)                       430,000       19,221,000
                                                                  --------------
INDUSTRIAL MACHINERY-1.10%
Kaydon Corp.                                            498,372       20,831,950
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.92%
Qwest Communications International Inc. (a)           2,022,554   $   17,454,641
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.06%
E*TRADE Financial Corp. (a)                             412,069        9,592,966
                                                                  --------------
FBR Capital Markets Corp. (Acquired 07/14/06;
   Cost $9,454,500)(a)(d)(f)(g)                         630,300        9,454,500
Schwab (Charles) Corp. (The)                          1,096,034       19,969,740
                                                                  --------------
                                                                      39,017,206
                                                                  --------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-1.07%
iShares Nasdaq Biotechnology Index Fund (a)             253,645       20,177,460
                                                                  --------------
IT CONSULTING & OTHER SERVICES-0.97%
Cognizant Technology Solutions
   Corp. -Class A(a)                                    243,720       18,347,242
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-1.37%
Invitrogen Corp. (a)                                    175,000       10,151,750
Pharmaceutical Product Development, Inc.                500,000       15,825,000
                                                                  --------------
                                                                      25,976,750
                                                                  --------------
MANAGED HEALTH CARE-1.44%
Aveta, Inc. (Acquired 12/21/05-02/21/06;
   Cost $20,250,018) (a) (f)(g)                       1,477,793       25,122,481
Coventry Health Care, Inc. (a)                           45,607        2,141,249
                                                                  --------------
                                                                      27,263,730
                                                                  --------------
OFFICE REIT'S-0.35%
Douglas Emmett, Inc. (a)                                281,302        6,709,053
                                                                  --------------
OIL & GAS DRILLING-2.22%
ENSCO International Inc.                                300,000       14,691,000
GlobalSantaFe Corp.                                     363,000       18,839,700
Todco (a)                                               250,000        8,532,500
                                                                  --------------
                                                                      42,063,200
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.39%
Cameron International Corp. (a)                         190,000        9,519,000
National-Oilwell Varco Inc. (a)                         315,000       19,026,000
Weatherford International Ltd. (a)                      409,000       16,801,720
                                                                  --------------
                                                                      45,346,720
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-2.39%
Rosetta Resources, Inc.(a)(d)                         1,242,235       22,459,609
Southwestern Energy Co. (a)                             643,598       22,899,217
                                                                  --------------
                                                                      45,358,826
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.54%
Frontier Oil Corp.                                      350,000       10,290,000
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DYNAMICS FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS STORAGE & TRANSPORTATION-0.99%
Williams Cos., Inc. (The)                               766,931   $   18,736,124
                                                                  --------------
PERSONAL PRODUCTS-1.06%
Bare Escentuals, Inc. (a)(b)                            654,500       20,047,335
                                                                  --------------
PHARMACEUTICALS-2.40%
Adams Respiratory Therapeutics, Inc. (a)(b)             235,617       10,155,093
Allergan, Inc.                                           98,742       11,404,701
Barr Pharmaceuticals Inc. (a)                           250,000       13,092,500
Warner Chilcott Ltd. -Class A(a)                        825,000       10,890,000
                                                                  --------------
                                                                      45,542,294
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.84%
CB Richard Ellis Group, Inc. -Class A (a)(c)          1,159,308       34,814,019
                                                                  --------------
REGIONAL BANKS-1.63%
Centennial Bank Holdings Inc.(a)(d)                   1,795,963       17,241,245
Signature Bank (a)                                      452,564       13,726,266
                                                                  --------------
                                                                      30,967,511
                                                                  --------------
RESTAURANTS-1.03%
Burger King Holdings Inc. (a)                         1,160,806       19,478,325
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.34%
ASML Holding N.V. -New York Shares
   (Netherlands)(a)                                     405,871        9,270,094
Lam Research Corp. (a)                                  397,105       19,636,842
MEMC Electronic Materials, Inc. (a)                     434,907       15,439,198
                                                                  --------------
                                                                      44,346,134
                                                                  --------------
SEMICONDUCTORS-1.44%
Advanced Micro Devices, Inc. (a)                        380,885        8,101,424
Intersil Corp. -Class A                                 818,031       19,182,827
                                                                  --------------
                                                                      27,284,251
                                                                  --------------
SOFT DRINKS-0.34%
Hansen Natural Corp. (a)                                202,032        6,414,516
                                                                  --------------
SPECIALIZED FINANCE-1.39%
Chicago Mercantile Exchange Holdings Inc.                52,584       26,344,584
                                                                  --------------
SPECIALTY STORES-2.04%
Office Depot, Inc. (a)                                  454,871       19,100,033
Staples, Inc.                                           758,431       19,559,936
                                                                  --------------
                                                                      38,659,969
                                                                  --------------
STEEL-1.30%
Allegheny Technologies, Inc.                            312,760       24,623,595
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-1.42%
Arrow Electronics, Inc. (a)                             329,574        9,837,784
Avnet, Inc. (a)                                         721,971       17,096,273
                                                                  --------------
                                                                      26,934,057
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
THRIFTS & MORTGAGE FINANCE-0.38%
People's Choice Financial Corp.
   (Acquired 12/21/04; Cost $23,815,000) (a)(f)(g)    2,381,500   $    7,144,500
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-1.85%
WESCO International, Inc. (a)                           381,134       24,876,616
Williams Scotsman International Inc. (a)                430,600       10,132,018
                                                                  --------------
                                                                      35,008,634
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-4.14%
American Tower Corp. -Class A (a)                       427,861       15,411,553
Crown Castle International Corp. (a)                    532,425       17,916,101
Leap Wireless International, Inc. (a)                   255,218       14,154,391
NII Holdings Inc. (a)                                   476,509       30,987,380
                                                                  --------------
                                                                      78,469,425
                                                                  --------------
Total Common Stocks & Other Equity Interests
   (Cost $1,547,177,690)                                           1,852,516,231
                                                                  --------------

                              NUMBER OF   EXERCISE   EXPIRATION
                              CONTRACTS     PRICE       DATE
                              ---------   --------   ----------
PUT OPTIONS PURCHASED-0.01%

HEALTH CARE EQUIPMENT-0.01%
Mentor Corp. (g)
   (Cost $201,880)              2,060        $45       Nov-06            150,648
                                                                  --------------

                                                       SHARES
                                                     ----------
MONEY MARKET FUNDS-3.23%
Liquid Assets Portfolio -Institutional Class (h)     30,659,195       30,659,195
Premier Portfolio -Institutional Class (h)           30,659,195       30,659,195
                                                                  --------------
   Total Money Market Funds
      (Cost $61,318,390)                                              61,318,390
                                                                  --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities
   loaned)-100.98% (Cost $1,608,697,960)                           1,913,985,269
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-1.89%
Premier Portfolio -Institutional Class (h)(i)        35,823,583       35,823,583
                                                                  --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $35,823,583)                                              35,823,583
                                                                  --------------
TOTAL INVESTMENTS-102.87%
   (Cost $1,644,521,543)                                           1,949,808,852
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.87)%                                (54,454,149)
                                                                  --------------
NET ASSETS-100.00%                                                $1,895,354,703
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DYNAMICS FUND

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at October 31, 2006.

(c) A portion of this security is subject to call options written. See Note 1F and Note 4.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2006 was $63,485,617, which represented 3.35% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at October 31, 2006 represented 0.92% of the Fund's Net Assets. See Note 1A.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2006 was $41,721,481, which represented 2.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2006 was $41,872,129, which represented 2.21% of the Fund's Net Assets.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Dynamics Fund

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM Dynamics Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Dynamics Fund

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                         UNREALIZED                              REALIZED
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       07/31/06       AT COST       FROM SALES     (DEPRECIATION)     10/31/06     INCOME     (LOSS)
----                     -----------   ------------   --------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional
   Class                 $24,676,875   $125,186,401   $(119,204,081)         $--        $30,659,195   $307,582      $--
                         -----------   ------------   -------------          ---        -----------   --------      ---
Premier Portfolio-
   Institutional Class    24,676,875    125,186,401    (119,204,081)          --         30,659,195    307,972       --
                         -----------   ------------   -------------          ---        -----------   --------      ---
   SUBTOTAL              $49,353,750   $250,372,802   $(238,408,162)         $--        $61,318,390   $615,554      $--
                         ===========   ============   =============          ===        ===========   ========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                         UNREALIZED                              REALIZED
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       07/31/06       AT COST       FROM SALES     (DEPRECIATION)     10/31/06    INCOME *    (LOSS)
----                     -----------   ------------   --------------   --------------   -----------   --------   --------
Premier Portfolio-
   Institutional Class   $13,256,977   $216,732,512   $(194,165,906)         $--        $35,823,583   $39,686       $--
                         -----------   ------------   -------------          ---        -----------   --------      ---
   TOTAL
      INVESTMENTS IN
      AFFILIATES         $62,610,727   $467,105,314   $(432,574,068)         $--        $97,141,973   $655,240      $--
                         ===========   ============   =============          ===        ===========   ========      ===

*    Net of compensation to counterparties.

NOTE 3 -- PORFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At October 31, 2006, securities with an aggregate value of $35,131,442 were on loan to brokers. The loans were secured by cash collateral of $35,823,583 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2006, the Fund received dividends on cash collateral investments of $39,686 for securities lending transactions, which are net of compensation to counterparties.

AIM Dynamics Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period         --     $     --
Written                  3,572      566,187
                         -----     --------
End of period            3,572     $566,187
                         =====     ========

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                                 UNREALIZED
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS      VALUE      APPRECIATION
                         MONTH     PRICE   CONTRACTS   RECEIVED    10/31/06    (DEPRECIATION)
                       --------   ------   ---------   --------   ----------   --------------
CB Richard Ellis        Nov-06      $25      1,997     $338,032   $1,021,266     $(683,234)
Group, Inc. -Class A
Celegene Corp.          Jan-07       58      1,575      228,155      245,228       (17,073)
                                             -----     --------   ----------     ---------
                                             3,572     $566,187   $1,266,494     $(700,307)
                                             =====     ========   ==========     =========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $447,952,060 and $539,310,896, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $343,104,333
Aggregate unrealized (depreciation) of investment securities    (38,017,413)
                                                               ------------
Net unrealized appreciation of investment securities           $305,086,920
                                                               ============

Cost of investments for tax purposes is $1,644,721,932.

                             AIM S&P 500 INDEX FUND
           Quarterly Schedule of Portfilio Holdings - October 31,2006

                                                               Your Goals.
                                                               Our solutions.(R)
AIMinvestments.com I-SPI-QTR-1 10/06 A I M Advisors, Inc. [AIM INVESTMENTS LOGO]

AIM S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS
October 31, 2006
(Unaudited)

                                             SHARES           VALUE
                                            --------        -----------
COMMON STOCKS & OTHER EQUITY
 INTERESTS - 97.40%

ADVERTISING - 0.17%

Interpublic Group of Cos., Inc. (The)(a)       8,054        $    87,869
Omnicom Group Inc.                             3,124            316,930
                                                                404,799
                                                            -----------

AEROSPACE & DEFENSE - 2.31%

Boeing Co. (The)                              14,525          1,159,966
General Dynamics Corp.                         7,371            524,078
Goodrich Corp.                                 2,313            101,980
Honeywell International Inc.                  14,964            630,284
L-3 Communications Holdings, Inc.              2,209            177,869
Lockheed Martin Corp.                          6,505            565,480
Northrop Grumman Corp.                         6,294            417,859
Raytheon Co.                                   8,199            409,540
Rockwell Collins, Inc.                         3,106            180,396
United Technologies Corp.                     18,481          1,214,571
                                                              5,382,023
                                                            -----------

AGRICULTURAL PRODUCTS - 0.20%

Archer-Daniels-Midland Co.                    11,981            461,268
                                                            -----------

AIR FREIGHT & LOGISTICS - 0.92%

FedEx Corp.                                    5,598            641,195
United Parcel Service, Inc. -Class B          19,752          1,488,313
                                                              2,129,508
                                                            -----------

AIRLINES - 0.09%

Southwest Airlines Co.                        14,363            215,876
                                                            -----------

ALUMINUM - 0.20%

Alcoa Inc.                                    15,840            457,934
                                                            -----------

APPAREL RETAIL - 0.27%

Gap, Inc. (The)                                9,839            206,816
Limited Brands, Inc.                           6,205            182,861
TJX Cos., Inc. (The)                           8,213            237,766
                                                                627,443
                                                            -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.23%

Coach, Inc. (a)                                6,684            264,954
Jones Apparel Group, Inc.                      2,101             70,173
Liz Claiborne, Inc.                            1,926             81,219
VF Corp.                                       1,665            126,557
                                                                542,903
                                                            -----------

APPLICATION SOFTWARE - 0.42%

Adobe Systems Inc. (a)                        10,583            404,800
Autodesk, Inc. (a)                             4,227            155,342
Citrix Systems, Inc. (a)                       3,322             98,099
Compuware Corp. (a)                            6,807             54,728
Intuit Inc. (a)                                6,243        $   220,378
Parametric Technology Corp. (a)                2,039             39,842
                                                                973,189
                                                            -----------

ASSET MANAGEMENT & CUSTODY BANKS - 1.08%

Ameriprise Financial, Inc.                     4,453            229,330
Bank of New York Co., Inc. (The)              13,944            479,255
Federated Investors, Inc. -Class B             1,700             58,293
Franklin Resources, Inc.                       3,028            345,071
Janus Capital Group Inc.                       3,776             75,822
Legg Mason, Inc.                               2,365            212,897
Mellon Financial Corp.                         7,518            291,698
Northern Trust Corp.                           3,417            200,646
State Street Corp.                             6,050            388,592
T. Rowe Price Group Inc.                       4,781            226,189
                                                              2,507,793
                                                            -----------

AUTO PARTS & EQUIPMENT - 0.13%

Johnson Controls, Inc.                         3,570            291,098
                                                            -----------

AUTOMOBILE MANUFACTURERS - 0.28%

Ford Motor Co.                                34,371            284,592
General Motors Corp.                          10,335            360,898
                                                                645,490
                                                            -----------

AUTOMOTIVE RETAIL - 0.07%

AutoNation, Inc. (a)                           2,778             55,699
AutoZone, Inc. (a)                               998            111,776
                                                                167,475
                                                            -----------

BIOTECHNOLOGY - 1.27%

Amgen Inc. (a)                                21,389          1,623,639
Biogen Idec Inc. (a)                           6,277            298,785
Genzyme Corp. (a)                              4,775            322,360
Gilead Sciences, Inc. (a)                      8,347            575,109
MedImmune, Inc. (a)                            4,374            140,143
                                                              2,960,036
                                                            -----------

BREWERS - 0.31%

Anheuser-Busch Cos., Inc.                     14,046            666,061
Molson Coors Brewing Co. -Class B                856             60,930
                                                                726,991
                                                            -----------

BROADCASTING & CABLE TV - 1.08%

CBS Corp. -Class B                            14,264            412,800
Clear Channel Communications, Inc.             9,068            316,020
Comcast Corp. -Class A (a)                    38,241          1,555,261
Scripps Co. (E.W.) (The) -Class A              1,488             73,597

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------        -----------
BROADCASTING & CABLE TV - (CONTINUED)

Univision Communications Inc.
   Class A (a)                                 4,584        $   160,715
                                                              2,518,393
                                                            -----------

BUILDING PRODUCTS - 0.15%

American Standard Cos. Inc.                    3,174            140,577
Masco Corp.                                    7,274            201,126
                                                                341,703
                                                            -----------

CASINOS & GAMING - 0.22%

Harrah's Entertainment, Inc.                   3,387            251,756
International Game Technology                  6,201            263,604
                                                                515,360
                                                            -----------

COAL & CONSUMABLE FUELS - 0.05%

CONSOL Energy Inc.                             3,321            117,530
                                                            -----------

COMMERCIAL PRINTING - 0.06%

Donnelley (R.R.) & Sons Co.                    3,952            133,815
                                                            -----------

COMMUNICATIONS EQUIPMENT - 2.66%

ADC Telecommunications, Inc. (a)               2,157             30,867
Avaya Inc. (a)                                 8,349            106,951
Ciena Corp. (a)                                1,585             37,263
Cisco Systems, Inc. (a)                      111,550          2,691,702
Comverse Technology, Inc. (a)                  3,659             79,656
Corning Inc. (a)                              28,501            582,275
JDS Uniphase (a)                               3,848             55,917
Juniper Networks, Inc. (a)                    10,338            178,020
Lucent Technologies Inc. (a)                  81,900            199,017
Motorola, Inc.                                44,769          1,032,373
QUALCOMM Inc.                                 30,184          1,098,396
Tellabs, Inc. (a)                              8,180             86,217
                                                              6,178,654
                                                            -----------

COMPUTER & ELECTRONICS RETAIL - 0.23%

Best Buy Co., Inc.                             7,429            410,452
Circuit City Stores, Inc.                      2,546             68,691
RadioShack Corp.                               2,479             44,226
                                                                523,369
                                                            -----------

COMPUTER HARDWARE - 3.12%

Apple Computer, Inc. (a)                      15,540          1,259,983
Dell Inc. (a)                                 41,509          1,009,914
Hewlett-Packard Co.                           50,048          1,938,859
International Business Machines Corp.         27,808          2,567,513
NCR Corp. (a)                                  3,286            136,435
Sun Microsystems, Inc. (a)                    64,124            348,193
                                                              7,260,897
                                                            -----------

COMPUTER STORAGE & PERIPHERALS - 0.48%

EMC Corp. (a)                                 42,000            514,500
Lexmark International, Inc. -Class A (a)       1,866            118,659
Network Appliance, Inc. (a)                    6,805            248,382
QLogic Corp. (a)                               2,902             59,723
SanDisk Corp. (a)                              3,577            172,054
                                                              1,113,318
                                                            -----------

CONSTRUCTION & ENGINEERING - 0.06%

Fluor Corp.                                    1,634        $   128,155
                                                            -----------

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS - 0.65%

Caterpillar Inc.                              11,982            727,427
Cummins Inc.                                     981            124,567
Deere & Co.                                    4,224            359,589
Navistar International Corp. (a)               1,089             30,198
PACCAR Inc.                                    4,555            269,702
                                                              1,511,483
                                                            -----------

CONSTRUCTION MATERIALS - 0.06%

Vulcan Materials Co.                           1,811            147,560
                                                            -----------

CONSUMER ELECTRONICS - 0.05%

Harman International Industries, Inc.          1,223            125,174

CONSUMER FINANCE - 0.90%

American Express Co.                          22,198          1,283,266
Capital One Financial Corp.                    5,593            443,693
SLM Corp.                                      7,492            364,711
                                                              2,091,670
                                                            -----------

DATA PROCESSING & OUTSOURCED SERVICES -
   0.94%

Affiliated Computer Services, Inc.
   -Class A (a)                                2,214            118,405
Automatic Data Processing, Inc.               10,152            501,915
Computer Sciences Corp. (a)                    3,106            164,152
Convergys Corp. (a)                            2,495             52,919
Electronic Data Systems Corp.                  9,457            239,546
First Data Corp.                              13,981            339,039
Fiserv, Inc. (a)                               3,181            157,142
Paychex, Inc.                                  6,184            244,144
Sabre Holdings Corp. -Class A                  2,441             62,050
Western Union Co. (a)                         13,981            308,281
                                                              2,187,593
                                                            -----------

DEPARTMENT STORES - 0.71%

Dillard's, Inc. -Class A                       1,134             34,213
Federated Department Stores, Inc.              9,931            436,070
J.C. Penney Co., Inc.                          4,096            308,142
Kohl's Corp. (a)                               5,981            422,259
Nordstrom, Inc.                                4,173            197,591
Sears Holdings Corp. (a)                       1,511            263,624
                                                              1,661,899
                                                            -----------

DISTILLERS & VINTNERS - 0.09%

Brown-Forman Corp. -Class B                    1,473            106,336
Constellation Brands, Inc. -Class A (a)        3,853            105,919
                                                                212,255
                                                            -----------

DISTRIBUTORS - 0.06%

Genuine Parts Co.                              3,117            141,886
                                                            -----------

DIVERSIFIED BANKS - 2.34%

Comerica Inc.                                  2,929            170,439
U.S. Bancorp                                  32,474          1,098,920
Wachovia Corp.                                34,980          1,941,390

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------        -----------
DIVERSIFIED BANKS - (CONTINUED)

Wells Fargo & Co.                             61,529        $ 2,232,887
                                                              5,443,636
                                                            -----------

DIVERSIFIED CHEMICALS - 0.81%

Ashland Inc.                                   1,187             70,152
Dow Chemical Co. (The)                        17,530            715,049
E. I. du Pont de Nemours and Co.              16,843            771,409
Eastman Chemical Co.                           1,526             92,964
Hercules Inc. (a)                              2,070             37,674
PPG Industries, Inc.                           2,993            204,721
                                                              1,891,969
                                                            -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 0.08%

Cintas Corp.                                   2,455            101,637
Equifax Inc.                                   2,294             87,241
                                                                188,878
                                                            -----------

DIVERSIFIED METALS & MINING - 0.25%

Freeport-McMoRan Copper & Gold, Inc.
   -Class B                                    3,587            216,942
Phelps Dodge Corp.                             3,727            374,116
                                                                591,058
                                                            -----------

DIVERSIFIED REIT'S - 0.11%

Vornado Realty Trust                           2,187            260,800
                                                            -----------

DRUG RETAIL - 0.55%

CVS Corp.                                     15,009            470,982
Walgreen Co.                                  18,419            804,542
                                                              1,275,524
                                                            -----------

EDUCATION SERVICES - 0.04%

Apollo Group, Inc. -Class A (a)                2,510             92,770
                                                            -----------

ELECTRIC UTILITIES - 1.52%

Allegheny Energy, Inc. (a)                     2,989            128,617
American Electric Power Co., Inc.              7,199            298,254
Edison International                           5,952            264,507
Entergy Corp.                                  3,807            326,755
Exelon Corp.                                  12,233            758,201
FirstEnergy Corp.                              6,026            354,630
FPL Group, Inc.                                7,389            376,839
Pinnacle West Capital Corp.                    1,852             88,544
PPL Corp.                                      6,961            240,294
Progress Energy, Inc.                          4,629            212,934
Southern Co.                                  13,563            493,693
                                                              3,543,268
                                                            -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.46%

American Power Conversion Corp.                3,096             93,592
Cooper Industries, Ltd. -Class A               1,625            145,356
Emerson Electric Co.                           7,449            628,696
Rockwell Automation, Inc.                      3,213            199,206
                                                              1,066,850
                                                            -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.16%

Agilent Technologies, Inc. (a)                 7,467            265,825
Symbol Technologies, Inc.                      4,639        $    69,260
Tektronix, Inc.                                1,573             47,772
                                                                382,857
                                                            -----------

ELECTRONIC MANUFACTURING SERVICES - 0.12%

Jabil Circuit, Inc.                            3,366             96,638
Molex Inc.                                     2,546             88,856
Sanmina-SCI Corp. (a)                          9,735             38,453
Solectron Corp. (a)                           16,710             55,811
                                                                279,758
                                                            -----------

ENVIRONMENTAL & FACILITIES SERVICES -  0.18%

Allied Waste Industries, Inc. (a)              4,634             56,303
Waste Management, Inc.                         9,875            370,115
                                                                426,418
                                                            -----------

FERTILIZERS & AGRICULTURAL CHEMICALS -  0.19%

Monsanto Co.                                   9,917            438,530
                                                            -----------

FOOD DISTRIBUTORS - 0.17%

Sysco Corp.                                   11,302            395,344

FOOD RETAIL - 0.36%

Kroger Co. (The)                              13,201            296,891
Safeway Inc.                                   8,123            238,491
SUPERVALU Inc.                                 3,867            129,158
Whole Foods Market, Inc.                       2,549            162,728
                                                                827,268
                                                            -----------

FOOTWEAR - 0.14%

NIKE, Inc. -Class B                            3,495            321,121
                                                            -----------

FOREST PRODUCTS - 0.14%

Louisiana-Pacific Corp.                        1,943             38,433
Weyerhaeuser Co.                               4,499            286,091
                                                                324,524
                                                            -----------

GAS UTILITIES - 0.03%

Nicor Inc.                                       851             39,112
Peoples Energy Corp.                             739             32,287
                                                                 71,399
                                                            -----------

GENERAL MERCHANDISE STORES - 0.49%

Big Lots, Inc. (a)                             1,996             42,076
Dollar General Corp.                           5,699             79,957
Family Dollar Stores, Inc.                     2,745             80,840
Target Corp.                                  15,690            928,534
                                                              1,131,407
                                                            -----------

GOLD - 0.16%

Newmont Mining Corp.                           8,216            371,938
                                                            -----------

HEALTH CARE DISTRIBUTORS - 0.44%

AmerisourceBergen Corp.                        3,683            173,838
Cardinal Health, Inc.                          7,409            484,919
McKesson Corp.                                 5,469            273,942

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.
                                                                             F-3

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------        -----------
HEALTH CARE DISTRIBUTORS - (CONTINUED)

Patterson Cos. Inc. (a)                        2,572        $    84,490
                                                              1,017,189
                                                            -----------

HEALTH CARE EQUIPMENT - 1.50%

Bard (C.R.), Inc.                              1,933            158,429
Baxter International Inc.                     11,920            547,963
Becton, Dickinson and Co.                      4,470            313,034
Biomet, Inc.                                   4,473            169,258
Boston Scientific Corp. (a)                   21,524            342,447
Hospira, Inc. (a)                              2,846            103,452
Medtronic, Inc.                               21,001          1,022,329
St. Jude Medical, Inc. (a)                     6,443            221,317
Stryker Corp.                                  5,422            283,516
Zimmer Holdings, Inc. (a)                      4,435            319,364
                                                              3,481,109
                                                            -----------

HEALTH CARE FACILITIES - 0.26%

HCA, Inc.                                      7,746            391,328
Health Management Associates, Inc.
   -Class A                                    4,379             86,266
Manor Care, Inc.                               1,375             65,986
Tenet Healthcare Corp. (a)                     8,611             60,794
                                                                604,374
                                                            -----------

HEALTH CARE SERVICES - 0.49%

Caremark Rx, Inc.                              7,800            383,994
Express Scripts, Inc. (a)                      2,473            157,580
Laboratory Corp. of America Holdings (a)       2,249            154,034
Medco Health Solutions, Inc. (a)               5,370            287,295
Quest Diagnostics Inc.                         2,927            145,589
                                                              1,128,492
                                                            -----------

HEALTH CARE SUPPLIES - 0.02%

Bausch & Lomb Inc.                             1,004             53,754
                                                            -----------

HEALTH CARE TECHNOLOGY - 0.04%

IMS Health Inc.                                3,681            102,516
                                                            -----------

HOME ENTERTAINMENT SOFTWARE - 0.13%

Electronic Arts Inc. (a)                       5,603            296,343
                                                            -----------

HOME FURNISHINGS - 0.03%

Leggett & Platt, Inc.                          3,294             76,915
                                                            -----------

HOME IMPROVEMENT RETAIL - 1.02%

Home Depot, Inc. (The)                        37,716          1,407,938
Lowe's Cos., Inc.                             27,919            841,479
Sherwin-Williams Co. (The)                     2,014            119,289
                                                              2,368,706
                                                            -----------

HOMEBUILDING - 0.23%

Centex Corp.                                   2,124            111,085
D.R. Horton, Inc.                              4,977            116,611
KB HOME                                        1,473             66,197
Lennar Corp. -Class A                          2,503            118,843
Pulte Homes, Inc.                              3,867            119,838
                                                                532,574
                                                            -----------

HOMEFURNISHING RETAIL - 0.09%

Bed Bath & Beyond Inc. (a)                     5,156        $   207,735
                                                            -----------

HOTELS, RESORTS & CRUISE LINES - 0.52%

Carnival Corp. (b)                             8,130            396,907
Hilton Hotels Corp.                            7,049            203,857
Marriott International, Inc. -Class A          6,277            262,190
Starwood Hotels & Resorts Worldwide, Inc.      3,979            237,705
Wyndham Worldwide Corp. (a)                    3,633            107,174
                                                              1,207,833
                                                            -----------

HOUSEHOLD APPLIANCES - 0.16%

Black & Decker Corp. (The)                     1,389            116,509
Snap-on Inc.                                   1,085             51,028
Stanley Works (The)                            1,518             72,333
Whirlpool Corp.                                1,456            126,570
                                                                366,440
                                                            -----------

HOUSEHOLD PRODUCTS - 2.16%

Clorox Co. (The)                               2,718            175,474
Colgate-Palmolive Co.                          9,435            603,557
Kimberly-Clark Corp.                           8,372            556,905
Procter & Gamble Co. (The)                    58,018          3,677,761
                                                              5,013,697
                                                            -----------

HOUSEWARES & SPECIALTIES - 0.15%

Fortune Brands, Inc.                           2,739            210,766
Newell Rubbermaid Inc.                         5,059            145,598
                                                                356,364
                                                            -----------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.09%

Monster Worldwide Inc. (a)                     2,296             93,011
Robert Half International Inc.                 3,091            112,976
                                                                205,987
                                                            -----------

HYPERMARKETS & SUPER CENTERS - 1.15%

Costco Wholesale Corp.                         8,550            456,399
Wal-Mart Stores, Inc.                         44,946          2,214,939
                                                              2,671,338
                                                            -----------

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 0.45%

AES Corp. (The) (a)                           12,085            265,749
Constellation Energy Group                     3,271            204,110
Dynegy Inc. -Class A (a)                       6,911             42,019
TXU Corp.                                      8,430            532,186
                                                              1,044,064
                                                            -----------

INDUSTRIAL CONGLOMERATES - 3.87%

3M Co.                                        13,763          1,085,075
General Electric Co.                         188,640          6,623,151
Textron Inc.                                   2,269            206,320
Tyco International Ltd.                       36,814          1,083,436
                                                              8,997,982
                                                            -----------

INDUSTRIAL GASES - 0.27%

Air Products and Chemicals, Inc.               4,026            280,492

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.
                                                                             F-4

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------        -----------
INDUSTRIAL GASES - (CONTINUED)

Praxair, Inc.                                  5,889        $   354,812
                                                                635,304
                                                            -----------

INDUSTRIAL MACHINERY - 0.74%

Danaher Corp.                                  4,323            310,262
Dover Corp.                                    3,708            176,130
Eaton Corp.                                    2,705            195,923
Illinois Tool Works Inc.                       7,678            368,007
Ingersoll-Rand Co. Ltd. -Class A               5,878            215,781
ITT Corp.                                      3,366            183,077
Pall Corp.                                     2,308             73,625
Parker Hannifin Corp.                          2,246            187,833
                                                              1,710,638
                                                            -----------

INDUSTRIAL REIT'S - 0.12%

ProLogis                                       4,478            283,323
                                                            -----------

INSURANCE BROKERS - 0.21%

Aon Corp.                                      5,745            199,868
Marsh & McLennan Cos., Inc.                   10,056            296,049
                                                                495,917
                                                            -----------

INTEGRATED OIL & GAS - 5.99%

Chevron Corp.                                 40,163          2,698,954
ConocoPhillips                                30,109          1,813,766
Exxon Mobil Corp.                            108,633          7,758,569
Hess Corp.                                     4,403            186,687
Marathon Oil Corp.                             6,543            565,315
Murphy Oil Corp.                               3,406            160,627
Occidental Petroleum Corp.                    15,742            738,929
                                                             13,922,847
                                                            -----------

INTEGRATED TELECOMMUNICATION SERVICES -
  2.82%

AT&T Inc.                                     70,975          2,430,894
BellSouth Corp.                               33,179          1,496,373
CenturyTel, Inc.                               2,168             87,240
Citizens Communications Co.                    5,861             85,922
Embarq Corp.                                   2,698            130,448
Qwest Communications International
   Inc. (a)                                   29,243            252,367
Verizon Communications Inc.                   52,968          1,959,816
Windstream Corp.                               8,662            118,843
                                                              6,561,903
                                                            -----------

INTERNET RETAIL - 0.09%

Amazon.com, Inc. (a)                           5,740            218,637
                                                            -----------

INTERNET SOFTWARE & SERVICES - 1.39%

eBay Inc. (a)                                 21,466            689,703
Google Inc. -Class A (a)                       3,893          1,854,586
VeriSign, Inc. (a)                             4,452             92,067
Yahoo! Inc. (a)                               22,713            598,261
                                                              3,234,617
                                                            -----------

INVESTMENT BANKING & BROKERAGE - 2.59%

Bear Stearns Cos. Inc. (The)                   2,199            332,819
E*TRADE Financial Corp. (a)                    7,805            181,700
Goldman Sachs Group, Inc. (The)                7,888          1,497,063
Lehman Brothers Holdings Inc.                  9,815        $   764,000
Merrill Lynch & Co., Inc.                     16,197          1,415,942
Morgan Stanley                                19,587          1,497,034
Schwab (Charles) Corp. (The)                  18,896            344,285
                                                              6,032,843
                                                            -----------

IT CONSULTING & OTHER SERVICES - 0.02%

Unisys Corp. (a)                               6,280             41,071
                                                            -----------

LEISURE PRODUCTS - 0.12%

Brunswick Corp.                                1,666             52,479
Hasbro, Inc.                                   2,970             76,982
Mattel, Inc.                                   6,907            156,306
                                                                285,767
                                                            -----------

LIFE & HEALTH INSURANCE - 1.17%

AFLAC Inc.                                     9,068            407,334
Lincoln National Corp.                         5,246            332,124
MetLife, Inc.                                 13,876            792,736
Principal Financial Group, Inc.                4,920            277,931
Prudential Financial, Inc.                     8,861            681,677
Torchmark Corp.                                1,773            109,359
UnumProvident Corp.                            6,258            123,783
                                                              2,724,944
                                                            -----------

LIFE SCIENCES TOOLS & SERVICES - 0.28%

Applera Corp.-Applied Biosystems Group         3,320            123,836
Fisher Scientific International Inc. (a)       2,235            191,361
Millipore Corp. (a)                            1,003             64,724
PerkinElmer, Inc.                              2,321             49,576
Thermo Fisher Scientific, Inc. (a)             2,857            122,480
Waters Corp. (a)                               1,914             95,317
                                                                647,294
                                                            -----------

MANAGED HEALTH CARE - 1.30%

Aetna Inc.                                    10,007            412,489
CIGNA Corp.                                    2,025            236,884
Coventry Health Care, Inc. (a)                 2,883            135,357
Humana Inc. (a)                                2,998            179,880
UnitedHealth Group Inc.                       24,613          1,200,622
WellPoint Inc. (a)                            11,325            864,324
                                                              3,029,556
                                                            -----------

METAL & GLASS CONTAINERS - 0.07%

Ball Corp.                                     1,854             77,108
Pactiv Corp. (a)                               2,562             79,012
                                                                156,120
                                                            -----------

MOTORCYCLE MANUFACTURERS - 0.14%

Harley-Davidson, Inc.                          4,791            328,806
                                                            -----------

MOVIES & ENTERTAINMENT - 1.76%

News Corp. -Class A                           42,698            890,253
Time Warner Inc.                              74,315          1,487,043
Viacom Inc. -Class B (a)                      12,963            504,520

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------        -----------
MOVIES & ENTERTAINMENT - (CONTINUED)

Walt Disney Co. (The)                         38,193        $ 1,201,552
                                                              4,083,368
                                                            -----------

MULTI-LINE INSURANCE - 1.84%

American International Group, Inc.            47,487          3,189,702
Genworth Financial Inc. -Class A               8,313            277,986
Hartford Financial Services Group, Inc.
 (The)                                         5,558            484,491
Loews Corp.                                    8,352            325,060
                                                              4,277,239
                                                            -----------

MULTI-UTILITIES - 1.39%

Ameren Corp.                                   3,761            203,470
CenterPoint Energy, Inc.                       5,696             88,174
CMS Energy Corp. (a)                           4,009             59,694
Consolidated Edison, Inc.                      4,503            217,720
Dominion Resources, Inc.                       6,446            522,062
DTE Energy Co.                                 3,209            145,785
Duke Energy Corp.                             22,895            724,398
KeySpan Corp.                                  3,184            129,207
NiSource Inc.                                  4,974            115,745
PG&E Corp.                                     6,359            274,327
Public Service Enterprise Group Inc.           4,599            280,769
Sempra Energy                                  4,772            253,107
TECO Energy, Inc.                              3,776             62,266
Xcel Energy, Inc.                              7,418            163,715
                                                              3,240,439
                                                            -----------

OFFICE ELECTRONICS - 0.13%

Xerox Corp. (a)                               17,874            303,858
                                                            -----------

OFFICE REIT'S - 0.21%

Boston Properties, Inc.                        2,045            218,467
Equity Office Properties Trust                 6,396            271,830
                                                                490,297
                                                            -----------

OFFICE SERVICES & SUPPLIES - 0.13%

Avery Dennison Corp.                           1,771            111,821
Pitney Bowes Inc.                              4,047            189,035
                                                                300,856
                                                            -----------

OIL & GAS DRILLING - 0.36%

Nabors Industries Ltd. (a)                     5,774            178,301
Noble Corp.                                    2,472            173,287
Rowan Cos., Inc.                               2,058             68,696
Transocean Inc. (a)                            5,756            417,541
                                                                837,825
                                                            -----------

OIL & GAS EQUIPMENT & SERVICES - 1.36%

Baker Hughes Inc.                              6,010            414,991
BJ Services Co.                                5,465            164,824
Halliburton Co.                               18,841            609,506
National-Oilwell Varco Inc. (a)                3,191            192,736
Schlumberger Ltd.                             21,635          1,364,736
Smith International, Inc.                      3,662            144,576
Weatherford International Ltd. (a)             6,321            259,667
                                                              3,151,036
                                                            -----------

OIL & GAS EXPLORATION & PRODUCTION - 0.93%

Anadarko Petroleum Corp.                       8,395        $   389,696
Apache Corp.                                   6,015            392,900
Chesapeake Energy  Corp.                       6,914            224,290
Devon Energy Corp.                             8,059            538,663
EOG Resources, Inc.                            4,432            294,861
XTO Energy, Inc.                               6,682            311,782
                                                              2,152,192
                                                            -----------

OIL & GAS REFINING & MARKETING - 0.32%

Sunoco, Inc.                                   2,347            155,207
Valero Energy Corp.                           11,198            585,991
                                                                741,198
                                                            -----------

OIL & GAS STORAGE & TRANSPORTATION - 0.28%

El Paso Corp.                                 12,716            174,209
Kinder Morgan, Inc.                            1,957            205,681
Williams Cos., Inc. (The)                     10,886            265,945
                                                                645,835
                                                            -----------

OTHER DIVERSIFIED FINANCIAL SERVICES -
  5.16%

Bank of America Corp.                         82,701          4,455,103
Citigroup Inc.                                90,340          4,531,454
JPMorgan Chase & Co.                          63,433          3,009,262
                                                             11,995,819
                                                            -----------

PACKAGED FOODS & MEATS - 0.91%

Campbell Soup Co.                              4,213            157,482
ConAgra Foods, Inc.                            9,333            244,058
Dean Foods Co. (a)                             2,416            101,206
General Mills, Inc.                            6,446            366,262
Heinz (H.J.) Co.                               6,056            255,321
Hershey Co. (The)                              3,196            169,100
Kellogg Co.                                    4,566            229,716
McCormick & Co., Inc.                          2,456             91,854
Sara Lee Corp.                                13,890            237,519
Tyson Foods, Inc. -Class A                     4,589             66,311
Wrigley Jr. (Wm.) Co.                          4,006            208,112
                                                              2,126,941
                                                            -----------

PAPER PACKAGING - 0.10%

Bemis Co., Inc.                                1,867             62,768
Sealed Air Corp.                               1,523             90,649
Temple-Inland Inc.                             1,963             77,421
                                                                230,838
                                                            -----------

PAPER PRODUCTS - 0.16%

International Paper Co.                        8,306            277,005
MeadWestvaco Corp.                             3,277             90,183
                                                                367,188
                                                            -----------

PERSONAL PRODUCTS - 0.18%

Alberto-Culver Co. (a)                         1,464             74,386
Avon Products, Inc.                            8,180            248,754
Estee Lauder Cos. Inc. (The) -Class A          2,324             93,866
                                                                417,006
                                                            -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------        -----------
PHARMACEUTICALS - 6.43%

Abbott Laboratories                           27,917        $ 1,326,337
Allergan, Inc.                                 2,730            315,315
Barr Pharmaceuticals Inc. (a)                  1,982            103,797
Bristol-Myers Squibb Co.                      35,934            889,366
Forest Laboratories, Inc. (a)                  5,809            284,292
Johnson & Johnson                             53,448          3,602,395
King Pharmaceuticals, Inc. (a)                 4,441             74,298
Lilly (Eli) and Co.                           17,970          1,006,500
Merck & Co. Inc.                              39,764          1,806,081
Mylan Laboratories Inc.                        3,826             78,433
Pfizer Inc.                                  133,237          3,550,766
Schering-Plough Corp.                         27,067            599,263
Watson Pharmaceuticals, Inc. (a)               1,904             51,237
Wyeth                                         24,589          1,254,777
                                                             14,942,857
                                                            -----------

PHOTOGRAPHIC PRODUCTS - 0.06%

Eastman Kodak Co.                              5,245            127,978
                                                            -----------

PROPERTY & CASUALTY INSURANCE - 1.39%

ACE Ltd.                                       5,941            340,122
Allstate Corp. (The)                          11,502            705,763
Ambac Financial Group, Inc.                    1,887            157,545
Chubb Corp. (The)                              7,506            398,944
Cincinnati Financial Corp.                     3,140            143,341
MBIA Inc.                                      2,415            149,778
Progressive Corp. (The)                       14,110            341,039
SAFECO Corp.                                   2,083            121,210
St. Paul Travelers Cos., Inc. (The)           12,624            645,465
XL Capital Ltd. -Class A                       3,283            231,616
                                                              3,234,823
                                                            -----------

PUBLISHING - 0.40%

Dow Jones & Co., Inc.                          1,219             42,775
Gannett Co., Inc.                              4,319            255,425
McGraw-Hill Cos., Inc. (The)                   6,429            412,549
Meredith Corp.                                   730             38,325
New York Times Co. (The) -Class A              2,598             62,794
Tribune Co.                                    3,478            115,922
                                                                927,790
                                                            -----------

RAILROADS - 0.71%

Burlington Northern Santa Fe Corp.             6,613            512,706
CSX Corp.                                      8,104            289,070
Norfolk Southern Corp.                         7,561            397,482
Union Pacific Corp.                            4,921            445,990
                                                              1,645,248
                                                            -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT -
0.04%

Realogy Corp. (a)                              3,877             99,949
                                                            -----------

REGIONAL BANKS - 1.87%

AmSouth Bancorp.                               6,256            189,056
BB&T Corp.                                     9,812            427,018
Commerce Bancorp, Inc.                         3,407            118,973
Compass Bancshares, Inc.                       2,411            135,643
Fifth Third Bancorp                           10,194            406,231
First Horizon National Corp.                   2,228             87,605
Huntington Bancshares Inc.                     4,340            105,939
KeyCorp                                        7,369        $   273,685
M&T Bank Corp.                                 1,419            172,848
Marshall & Ilsley Corp.                        4,646            222,729
National City Corp.                           11,052            411,687
North Fork Bancorp., Inc.                      8,511            243,244
PNC Financial Services Group, Inc.             5,380            376,762
Regions Financial Corp.                        8,307            315,251
SunTrust Banks, Inc.                           6,665            526,468
Synovus Financial Corp.                        5,920            173,930
Zions Bancorp.                                 1,902            152,921
                                                              4,339,990
                                                            -----------

RESIDENTIAL REIT'S - 0.27%

Apartment Investment & Management Co.
   -Class A                                    1,814            103,978
Archstone-Smith Trust                          3,914            235,662
Equity Residential                             5,316            290,307
                                                                629,947
                                                            -----------

RESTAURANTS - 0.83%

Darden Restaurants, Inc.                       2,642            110,700
McDonald's Corp.                              22,408            939,343
Starbucks Corp. (a)                           13,815            521,516
Wendy's International, Inc.                    2,108             72,937
Yum! Brands, Inc.                              4,946            294,089
                                                              1,938,585
                                                            -----------

RETAIL REIT'S - 0.24%

Kimco Realty Corp.                             3,957            175,810
Simon Property Group, Inc.                     4,041            392,381
                                                                568,191
                                                            -----------

SEMICONDUCTOR EQUIPMENT - 0.31%

Applied Materials, Inc.                       25,379            441,341
KLA-Tencor Corp.                               3,613            177,651
Novellus Systems, Inc. (a)                     2,213             61,189
Teradyne, Inc. (a)                             3,586             50,276
                                                                730,457
                                                            -----------

SEMICONDUCTORS - 2.29%

Advanced Micro Devices, Inc. (a)               9,911            210,807
Altera Corp. (a)                               6,564            121,040
Analog Devices, Inc.                           6,446            205,112
Broadcom Corp. -Class A (a)                    8,568            259,353
Freescale Semiconductor Inc. -Class B (a)      7,412            291,514
Intel Corp.                                  105,399          2,249,215
Linear Technology Corp.                        5,504            171,284
LSI Logic Corp. (a)                            7,301             73,375
Maxim Integrated Products, Inc.                5,859            175,829
Micron Technology, Inc. (a)                   13,336            192,705
National Semiconductor Corp.                   5,438            132,089
NVIDIA Corp. (a)                               6,440            224,563
PMC-Sierra, Inc. (a)                           3,818             25,313
Texas Instruments Inc.                        28,004            845,161
Xilinx, Inc.                                   6,209            158,392
                                                              5,335,752
                                                            -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.
                                                                             F-7

AIM S&P 500 INDEX FUND

                                             SHARES            VALUE
                                            --------       ------------
SOFT DRINKS - 1.65%

Coca-Cola Co. (The)                           37,239       $  1,739,806
Coca-Cola Enterprises Inc.                     5,035            100,851
Pepsi Bottling Group, Inc. (The)               2,449             77,438
PepsiCo, Inc.                                 30,125          1,911,130
                                                              3,829,225
                                                           ------------

SPECIALIZED CONSUMER SERVICES - 0.06%

H&R Block, Inc.                                5,877            128,471
                                                           ------------

SPECIALIZED FINANCE - 0.34%
Chicago Mercantile Exchange Holdings Inc.        647            324,147
CIT Group, Inc.                                3,617            188,265
Moody's Corp.                                  4,326            286,814
                                                                799,226
                                                           ------------

SPECIALIZED REIT'S - 0.13%

Plum Creek Timber Co., Inc.                    3,263            117,272
Public Storage, Inc.                           2,175            195,119
                                                                312,391
                                                           ------------

SPECIALTY CHEMICALS - 0.19%

Ecolab Inc.                                    3,253            147,524
International Flavors & Fragrances Inc.        1,475             62,658
Rohm and Haas Co.                              2,614            135,457
Sigma-Aldrich Corp.                            1,250             93,888
                                                                439,527
                                                           ------------

SPECIALTY STORES - 0.31%

Office Depot, Inc. (a)                         5,175            217,298
OfficeMax Inc.                                 1,392             66,231
Staples, Inc.                                 13,274            342,337
Tiffany & Co.                                  2,492             89,014
                                                                714,880
                                                           ------------

STEEL - 0.27%

Allegheny Technologies, Inc.                   1,788            140,769
Nucor Corp.                                    5,633            329,024
United States Steel Corp.                      2,209            149,328
                                                                619,121
                                                           ------------

SYSTEMS SOFTWARE - 2.83%

BMC Software, Inc. (a)                         3,745            113,511
CA Inc.                                        7,503            185,774
Microsoft Corp.                              157,828          4,531,242
Novell, Inc. (a)                               6,193             37,158
Oracle Corp. (a)                              73,704          1,361,313
Symantec Corp. (a)                            18,075            358,608
                                                              6,587,606
                                                           ------------

THRIFTS & MORTGAGE FINANCE - 1.44%

Countrywide Financial Corp.                   11,183            426,296
Fannie Mae                                    17,686          1,048,072
Freddie Mac                                   12,626            871,068
MGIC Investment Corp.                          1,585             93,135
Sovereign Bancorp, Inc.                        6,552            156,331
Washington Mutual, Inc.                       17,605            744,691
                                                              3,339,593
                                                           ------------

TIRES & RUBBER - 0.02%

Goodyear Tire & Rubber Co. (The) (a)           3,193       $     48,949
                                                           ------------

TOBACCO - 1.49%

Altria Group, Inc.                            38,253          3,111,116
Reynolds American Inc.                         3,117            196,870
UST Inc.                                       2,914            156,074
                                                              3,464,060
                                                           ------------

TRADING COMPANIES & DISTRIBUTORS - 0.04%

W.W. Grainger, Inc.                            1,424            103,639
                                                           ------------

TRUCKING - 0.03%

Ryder System, Inc.                             1,163             61,232
                                                           ------------
WIRELESS TELECOMMUNICATION
 SERVICES - 0.60%

ALLTEL Corp.                                   7,092            378,075
Sprint Nextel Corp.                           54,589          1,020,268
                                                              1,398,343
                                                           ------------

    Total Common Stocks & Other Equity
     Interests (Cost $176,338,051)                          226,502,621
                                                           ------------

                                          PRINCIPAL
                                           AMOUNT
                                          ----------
U.S. TREASURY SECURITIES - 0.21%

U.S. TREASURY BILLS - 0.21%

   4.79%, 12/14/06(c)                     $  500,000(d)         497,187

TOTAL INVESTMENTS (excluding Repurchase
   Agreements) - 97.61%
   (Cost $176,835,238)                                      226,999,808
                                                           ------------

                                          REPURCHASE
                                            AMOUNT
                                          ----------
REPURCHASE AGREEMENTS - 2.61%

State Street Bank & Trust, Agreement
   dated 10/31/06,maturing value
   $6,072,920 (collateralized by U.S.
   Government obligations valued at
   $6,196,350; 3.88%, 05/15/07) 4.97%,
   11/01/06                                6,072,082          6,072,082
TOTAL INVESTMENTS - 100.22%
   (Cost $182,907,320)                                      233,071,890
                                                           ------------
OTHER ASSETS LESS LIABILITIES - (0.22)%                        (515,099)
                                                           ------------
NET ASSETS - 100.00%                                       $232,556,791
                                                           ------------

Investment Abbreviations:

REIT -- Real Estate Investment Turst

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b)   Each unit represents one common share and one trust share.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) The principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM S&P 500 Index Fund

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM S&P 500 Index Fund

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--FUTURES CONTRACTS

On October 31, 2006, $500,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                             OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                                        MONTH/       VALUE   CHANGE IN UNREALIZED
CONTRACT         NUMBER OF CONTRACTS  COMMITMENT   10/31/06      APPRECIATION
---------------  ------------------- -----------  ---------- --------------------
S&P 500 Index            19          Dec-06/Long  $6,072,082        $233,026

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2006 was $2,046,909 and $8,168,408, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $    55,943,749
Aggregate unrealized (depreciation) of investment securities         (13,184,178)
Net unrealized appreciation of investment securities             $    42,759,571
                                                                 ---------------
Cost of investments for tax purposes is $190,312,319.

Item 2. Controls and Procedures.

     (a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM STOCK FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.